CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash		¥ 121,848,777	$ 17,162,041	¥ 104,125,800
Restricted cash		3,904	550	731,545
Short-term investments		134,000,000.0	18,866,554	184,184,455
Notes receivable		12,532,717	1,765,196	3,742,390
Accounts receivable, net		30,813,885	4,340,045	27,453,415
Inventories, net		1,855,535	261,347	6,330,701
Other receivables, net		4,184,778	589,414	2,185,733
Loans to third parties		79,374,144	11,179,614	123,055,874
Purchase advances, net		1,996,413	281,189	2,680,456
Contract costs, net		37,323,824	5,256,951	49,572,685
Prepaid expenses		295,384	41,603	350,119
Operating lease right-of-use assets, net - current (including ¥nil and ¥113,361 ($15,967) from a related party as of June 30, 2023 and December 31, 2023, respectively)		879,288	123,845
Total current assets		425,059,299	59,868,349	504,413,173
Property and equipment, net		23,492,024	3,308,782	24,752,864
Long-term other receivables, net				3,640
Long-term loan to third parties		18,500,000	2,605,671
Operating lease right-of-use assets, net - non-current (including ¥335,976 and ¥nil from a related party as of June 30, 2023 and December 31, 2023, respectively)		16,204,906	2,282,413	2,654,900
Total Assets		483,256,229	68,065,215	531,824,577
Current liabilities
Short-term bank loans		12,336,285	1,737,529	12,451,481
Accounts payable		12,062,861	1,699,018	10,791,721
Other payables		1,688,166	237,773	5,819,010
Other payable- related parties		2,209,017	311,134	2,592,395
Contract liabilities		4,888,749	688,566	2,748,365
Accrued payroll and employees' welfare		2,399,919	338,022	2,382,516
Taxes payable		1,702,898	239,848	1,163,006
Short-term borrowings - related parties		20,019,889	2,819,742	20,018,222
Operating lease liabilities - current (including ¥335,976 and ¥113,361 ($15,967) from a related party as of June 30, 2023 and December 31, 2023, respectively)		1,038,354	146,248	3,066,146
Warrant liability - current		8,519,880	1,200,000
Total Current Liabilities		66,866,018	9,417,880	61,032,862
Operating lease liabilities - non-current (including ¥nil ($nil) and ¥nil ($nil) from a related party as of June 30, 2023 and December 31, 2023, respectively)		25,869	3,644	25,144
Warrant liability - non-current		993,986	140,000	31,615,668
Total Liabilities		67,885,873	9,561,524	92,673,674
Commitments and Contingencies
Equity
Additional paid-in capital	[1]	584,275,905	82,293,540	580,340,061
Statutory reserve		4,148,929	584,364	4,148,929
Accumulated deficit		(192,994,848)	(27,182,756)	(170,440,826)
Accumulated other comprehensive income		30,517,774	4,298,339	35,127,173
Total shareholders' equity		425,980,244	59,998,062	449,206,962
Non-controlling interests		(10,609,888)	(1,494,371)	(10,056,059)
Total equity		415,370,356	58,503,691	439,150,903
Total Liabilities and Equity		483,256,229	68,065,215	531,824,577
Class A ordinary shares
Equity
Common stock value		27,791	3,914	26,932
Class B ordinary shares
Equity
Common stock value		¥ 4,693	$ 661	¥ 4,693

[1]	*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.